Share Based Payment (Tables)	12 Months Ended
Mar. 31, 2019
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Summary of Number and Weighted Average Exercise Price of Share Options

The number and weighted average exercise price of share options under MMT ESOP plan are as follows:

	Weighted Average Exercise Price per share (USD)	Number of Options	Weighted Average Exercise Price per share (USD)	Number of Options	Weighted Average Exercise Price per share (USD)	Number of Options
	For the Year Ended March 31
Particulars	2017	2017	2018	2018	2019	2019
Outstanding at beginning of the year	1.45	379,939	1.14	333,121	1.28	261,410
Granted during the year	—	—	—	—	—	—
Forfeited and expired during the year	—	—	—	—	—	—
Exercised during the year	3.64	(46,818)	0.63	(71,711)	1.23	(243,571)
Outstanding at the end of the year	1.14	333,121	1.28	261,410	1.98	17,839
Exercisable at the end of the year	1.14	333,121	1.28	261,410	1.98	17,839

Summary of Terms and Conditions Relating to Grants under Share Incentive Plan

The terms and conditions relating to the grants under Share Incentive Plan are given below:

Grant details	Number of instruments	Vesting conditions	Contractual life of RSUs
RSUs granted during the year ended March 31, 2017	4,481,294	Refer notes	4 – 10 years
RSUs granted during the year ended March 31, 2018	690,757	Refer notes	4 – 8 years
RSUs granted during the year ended March 31, 2019	1,325,531	Refer notes	4 – 8 years

Summary of Number and Weighted Average Exercise Price of RSUs Under Share Incentive plan

The number and weighted average exercise price of RSUs under the share incentive plan are as follows:

	Weighted Average Exercise Price per share (USD)	Number of Awards	Weighted Average Exercise Price per share (USD)	Number of Awards	Weighted Average Exercise Price per share (USD)	Number of Awards
	For the Year Ended March 31
Particulars	2017	2017	2018	2018	2019	2019
Outstanding at beginning of the year	0.0005	2,867,713	0.0005	6,367,186	0.0005	5,433,399
Granted during the year	0.0005	4,481,294	0.0005	690,757	0.0005	1,325,531
Forfeited and expired during the year	0.0005	(154,805)	0.0005	(559,023)	0.0005	(307,257)
Exercised during the year	0.0005	(827,016)	0.0005	(1,065,521)	0.0005	(716,847)
Outstanding at the end of the year	0.0005	6,367,186	0.0005	5,433,399	0.0005	5,734,826
Exercisable at the end of the year	0.0005	1,325,558	0.0005	1,313,158	0.0005	1,650,767

Summary of Number and Weighted Average Exercise Price of Employee Stock Options under Bona Vita ESOP

The number and weighted average exercise price of Employee stock options under the Bona Vita ESOP Plan are as follows:

	Weighted Average Exercise Price per share (USD)	Number of Awards	Weighted Average Exercise Price per share (USD)	Number of Awards	Weighted Average Exercise Price per share (USD)	Number of Awards
	For the Year Ended March 31
Particulars	2017	2017	2018	2018	2019	2019
Outstanding at beginning of the year	—	—	0.0154	21,711	0.0154	21,955
Granted during the year	0.0154	25,032	0.0154	11,789	—	—
Forfeited and expired during the year	0.0154	(3,321)	0.0154	(11,545)	0.0154	(8,291)
Exercised during the year	—	—	—	—	—	—
Outstanding at the end of the year	0.0154	21,711	0.0154	21,955	0.0154	13,664
Exercisable at the end of the year	—	—	0.0154	11,370	0.0154	13,664

Summary of Measurement Used to Determine Fair Values of Bona Vita ESOP

Inputs for Measurement of Grant Date Fair Values of Bona Vita ESOP Plan

For the Year Ended March 31
Fair value of ESOP and assumptions	2018
Share price at grant date (USD)	14.64 - 29.19
Fair value at grant date (USD)	14.64 - 29.19
Exercise price (USD)	0.0154
Expected volatility	41.67% - 43.56%
Expected term	10 years
Expected dividends	—
Risk-free interest rate	7.55% - 7.72%